Average Annual Total Returns - Victory RS Large Cap Alpha Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(6.72%)	7.29%	8.71%	(7.55%)	5.21%	6.75%	(3.41%)	5.39%	6.57%	(2.79%)	7.70%	8.48%	(1.41%)	8.17%	8.95%	(0.83%)	8.79%	9.61%	2.80%	9.74%	10.50%	18.40%	15.22%	13.88%